Environmental Liabilities (Tables)	12 Months Ended
Sep. 30, 2012
Environmental Remediation Obligation

The Company’s consolidated balance sheet includes the following for environmental remediation obligations at September 30 (in thousands):

	2012	2011
Accrued liabilities	$1,000	$1,000
Other non-current liabilities	18,092	18,888

Total	$19,092	$19,888